ASPIRIANT RISK-MANAGED REAL ASSETS FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

MARKETABLE SECURITIES (34.09%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (25.20%)
BlackRock Short Maturity Municipal Bond ETF	Exchange-traded fund	50,100	$2,500,000	$2,499,489
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	2,621,195	3,666,818
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,052	7,390,627
iShares Residential and Multisector Real Estate ETF	Exchange-traded fund	84,699	6,200,824	6,205,896
SPDR S&P Global Infrastructure ETF	Exchange-traded fund	100,539	5,396,944	5,365,766
Vanguard Global ex-U.S. Real Estate ETF	Exchange-traded fund	324,376	13,393,495	13,036,671
Vanguard Real Estate ETF	Exchange-traded fund	51,546	4,000,000	4,307,184
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	105,557
TOTAL EXCHANGE-TRADED FUNDS			41,473,830	42,578,008

MUTUAL FUNDS (8.89%)
GMO Climate Change Fund III	Mutual Fund	148,853	4,304,838	4,245,297
Principal Global Real Estate Securities Fund - Class I	Mutual Fund	1,228,861	10,900,000	10,777,114
TOTAL MUTUAL FUNDS			15,204,838	15,022,411
TOTAL MARKETABLE SECURITIES			56,678,668	57,600,419

PORTFOLIO FUNDS [b] (68.18%)	Investment Strategy				Acquisition Date
MEMBERSHIP INTERESTS (13.22%)
Green Courte Real Estate Partners III, LLC [a]	Private Real Estate		$3,410,026	$5,673,219	12/6/2011
Prime Property Fund, LLC	Private Real Estate	787	14,252,593	16,662,955	9/28/2017
TOTAL MEMBERSHIP INTERESTS			17,662,619	22,336,174

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.28%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	377,547	5,002,488	5,544,354	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			5,002,488	5,544,354

PARTNERSHIP INTERESTS (51.68%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	18,913	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		-	379,165	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		-	21,421	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,761,322	4,735,136	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,478,114	11,787,949	13,550,264	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	2,558,240	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		2,562,712	3,021,907	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		5,000,000	5,402,656	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		3,449,689	3,852,936	10/28/2021
Europe Fund III, L.P.[a]	Private Real Estate		1,620,523	4,286	5/14/2007
GCP SecureSpace Property Partners LPa	Private Real Estate		3,180,470	2,501,980	12/7/2022
GEM Realty Fund IV, L.P.[a]	Private Real Estate		436,459	14,070	6/29/2010
GEM Realty Securities Flagship, L.P.[a,c]	Long/Short		7,132,747	14,787,808	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		8,200,130	9,186,751	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		-	329,519	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,175	3,075,093	4,441,393	7/5/2018
HighBrook Property Fund IV (Main), L.P.[a]	Private Real Estate		6,199,967	7,268,439	2/22/2022
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	256,827	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c]	Private Real Estate		2,278,778	91,716	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		726,240	19,128	1/4/2007
Paladin Realty Latin America Investors III, Liquidating Trust[a]	Private Real Estate		1,866,188	(269,242)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		-	5,092,127	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		-	32,876	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	3,174,200	7/1/2022
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		4,762,963	4,531,860	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		2,490,832	2,302,367	12/13/2021
TOTAL PARTNERSHIP INTERESTS			70,452,964	87,306,743
TOTAL PORTFOLIO FUNDS			93,118,071	115,187,271

TOTAL INVESTMENTS (102.27%)			$149,796,739	$172,787,690
Liabilities in excess of other assets (-2.27%)				(3,835,957)

TOTAL NET ASSETS (100.00%)				$168,951,733

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	Affiliated investment for which ownership exceeds 5% of the investment's capital.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.